Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposit Disclosures [Text Block]

NOTE 7 - Deposits

The aggregate amount of certificates of deposit with a balance of $250,000 or more was approximately $21,108,000 at December 31, 2011 and $27,042,000 at December 31, 2010.

At December 31, 2011, scheduled maturities of certificates of deposit were as follows:

(Dollars in thousands)
2012	$140,975
2013	28,059
2014	7,196
2015	692
Total	$176,922